Cover Page	May 17, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001662774
Document Type	8-K/A
Document Period End Date	May 17, 2026
Entity Registrant Name	QUINCE THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38890
Entity Tax Identification Number	90-1024039
Entity Address, Address Line One	611 Gateway Boulevard
Entity Address, Address Line Two	Suite 273
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	415
Local Phone Number	910-5717
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	QNCX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 2 on Form 8-K/A (this “Amendment No. 2”) amends the Current Report on Form 8-K filed by Quince Therapeutics, Inc. (the “Company”) with the Securities and Exchange Commission (the “SEC”) on May 18, 2026 (the “Original Filing”), as amended by Amendment No. 1 to the Original Filing, filed by the Company with the SEC on May 18, 2026, in which the Company reported, among other events, the completion of the acquisition of Orphai Therapeutics, LLC, a Delaware limited liability company (formerly Orphai Therapeutics, Inc., a Delaware corporation) (“Orphai Subsidiary”) and Orphai Holdings Therapeutics, Inc. (“HoldCo”). This Amendment No. 2 is filed to (i) update the information in Item 9.01(a) of the Original Report to include the audited financial statements of Orphai as of and for the years ended December 31, 2025 and 2024 and the unaudited interim condensed consolidated financial statements of Orphai as of and for the three months ended March 31, 2026 and 2025; and (ii) update the information in Item 9.01(b) of the Original Report to include the unaudited pro forma condensed consolidated financial information of the Company as of and for the three months ended March 31, 2026 and the year ended December 31, 2025. The financial statements have been presented for Orphai, which was the entity that held all of the assets acquired. None of the assets acquired were attributable to HoldCo. Additionally, this Amendment No. 2 is filed to incorporate by reference business and risk factor information of Orphai. This Amendment No. 2 does not amend any other item of the Original Report. Capitalized terms used but not defined herein have the meanings given to them in the Original Report. In accordance with Rule 12b-15 of the Securities Exchange Act of 1934, as amended, the complete text of Item 9.01 (as amended) is included herein.